Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 EUR (€)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 EUR (€)
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts, net	$ 1.0		$ 2.1
Common stock, par value		€ 0.59		€ 0.59
Common stock, shares authorised	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	445,033,502	445,033,502	441,644,484	441,644,484